SHARE-BASED COMPENSATION - Share option activities (Details) - Amended 2016 Plan and 2018 Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Number of share
Outstanding, at beginning of period (in shares)	3,753,328
Exercised (in shares)	(115,220)
Expired (in shares)	(140)
Outstanding, at end of period (in shares)	3,637,968	3,753,328
Exercisable, at end of period (in shares)	3,637,968
Weighted average exercise price
Outstanding, at beginning of period (in dollars per share)	$ 2.45
Exercised (in dollars per share)	0.2
Expired (in dollars per share)	0.2
Outstanding, at end of period (in dollars per share)	2.52	$ 2.45
Exercisable, at end of period (in dollars per share)	$ 2.52
Additional disclosures
Weighted remaining contractual years, Outstanding at end of period	2 years 8 months 19 days	3 years 7 months 24 days
Weighted remaining contractual years, Exercisable at end of period	2 years 8 months 19 days
Aggregate intrinsic value, Outstanding at end of period	$ 1,347,928	$ 792,578
Aggregate intrinsic value, Exercisable at end of period	$ 1,347,928